Income Tax (Details 1)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statutory U.S. Federal income tax rate and the effective rate
US statutory rates	34.00%	34.00%	34.00%	34.00%
Tax rate difference	(4.00%)	(4.00%)	(4.00%)	(4.00%)
Research and development capitalized	(12.00%)		61.00%
Other expenses (benefits)	(33.00%)	(27.00%)	11.00%	(30.00%)
Tax expenses at actual rate	(15.00%)	3.00%	102.00%